Credit facility	12 Months Ended
Dec. 31, 2024
Credit facility
Credit facility

6. Credit facility

Facility terms

On January 16, 2024, the Company entered into a definitive credit agreement with the Bank of Montreal (“BMO”) providing for a $15,000,000 secured revolving credit facility (the “Facility”). The Facility includes an accordion feature, which provides for an additional $10,000,000 of availability, subject to certain conditions. The Facility, secured against the assets of the Company, is available for general corporate purposes, acquisitions, and investments, subject to certain limitations. At the Company’s election, amounts drawn on the Facility bear interest at either (i) a rate determined by reference to the U.S. dollar base rate plus a margin of 1.5% to 2.5% per annum, or (ii) the secured overnight financing rate plus a margin of 2.60% to 3.60% per annum. The undrawn portion of the Facility is subject to a standby fee of 0.5625% to 0.7875% per annum, all of which is dependent on the Company’s leverage ratio (as defined in the credit agreement with BMO dated January 16, 2024). The Facility had an initial term that matures on December 31, 2025 and is extendable one year at a time through mutual agreement between Vox and BMO. The Facility includes covenants that require the Company to maintain certain financial ratios, including the Company’s leverage ratios and meet certain non-financial requirements. As at December 31, 2024, Vox was in compliance with all such covenants.

On December 20, 2024, the maturity date of the Facility was extended from December 31, 2025 to December 31, 2026, with the option of future extensions by mutual agreement between Vox and BMO.

As at December 31, 2024, no amounts were outstanding under the Facility.

Other assets (Facility transaction costs)

The following summarizes the change in other assets as at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of period	271,029	-
Facility transaction costs incurred during the period	234,470	271,029
Amortization expense of Facility transaction costs	(226,008)	-

Balance, end of period	279,491	271,029

Interest and finance expenses

The following summarizes the interest and finance expenses for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	$	$
Amortization expense of Facility transaction costs	226,008	-
Interest expense on Facility	89,296	-

	315,304	-

Interest expense on the Facility relates to the standby fee, as there were no amounts drawn on the Facility during the year ended December 31, 2024.